Payments, by Project - 12 months ended Dec. 31, 2025 $ in Thousands, $ in Thousands		Taxes USD ($)	Taxes CAD ($)	Taxes GBP (£)	Royalties USD ($)	Royalties CAD ($)	Fees USD ($)	Fees CAD ($)	Prod. Entitlements USD ($)	Bonuses USD ($)	Dividends USD ($)	Infrastructure USD ($)	Comm. Social Resp. USD ($)	Total Payments USD ($)	Total Payments CAD ($)	Total Payments GBP (£)
Total		$ 9,965,000			$ 4,827,400		$ 147,500		$ 8,519,600	$ 28,200	$ 478,500	$ 2,400	$ 44,900	$ 24,013,500
Exxon Mobil Corp (Dodd Frank Only) [Member]
Total		7,530,400			3,195,300		107,100		5,277,500	26,500	478,500	300	44,900	16,660,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | Neuquén-Onshore-Oil & Gas [Member]
Total	[1]				400									400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Victoria-Offshore-Bass Strait-Oil & Gas [Member]
Total	[2]	209,300					14,500							223,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Western Australia-Offshore-Indian Ocean-Oil & Gas [Member]
Total	[2]	76,500												76,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - AU [Member]
Total	[2]	255,700					1,700							257,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Baku-Offshore-Caspian Sea-Oil & Gas [Member]
Total	[3]	12,500												12,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | Amapá-Offshore-Foz do Amazonas Basin-Oil & Gas [Member]
Total	[4]									24,600				24,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | Rio de Janeiro-Offshore-Campos Basin-Oil & Gas [Member]
Total	[4]						1,300							1,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | São Paulo-Offshore-Santos Basin-Oil & Gas [Member]
Total	[4]				3,300		1,400						14,800	19,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Sergipe-Offshore-Sergipe-Alagoas Basin-Oil & Gas [Member]
Total	[4]						1,200							1,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | Al Iskandarīyah-Offshore-Mediterranean Sea-Oil [Member]
Total	[5]									700				700
Exxon Mobil Corp (Dodd Frank Only) [Member] | Bioko Norte-Offshore-Gulf of Guinea-Oil & Gas [Member]
Total	[6]	2,000												2,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | Kríti-Offshore-Cretan Sea-Oil [Member]
Total	[7]						300			300				600
Exxon Mobil Corp (Dodd Frank Only) [Member] | Aceh-Onshore-Gas [Member]
Total	[8]	28,500												28,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | Jawa Tengah-Onshore-Oil [Member]
Total	[8]	132,300					1,700		3,282,400			300		3,416,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | Atyrauskaya oblast'-Offshore-Caspian Sea- Kashagan Field-Oil & Gas [Member]
Total	[9]	72,900					2,500							75,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - KZ [Member]
Total	[9]						2,400							2,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Terengganu-Offshore-South China Sea-Oil & Gas [Member]
Total	[10]	14,400			104,200				480,300					599,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - MY [Member]
Total	[10]	308,200												308,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]
Total	[11]				82,300		6,800		29,100					118,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | Cross River-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]
Total	[11]												100	100
Exxon Mobil Corp (Dodd Frank Only) [Member] | Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]
Total	[11]				199,600		8,600		205,000					413,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - NG [Member]
Total	[11]	610,000					45,400						23,200	678,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | Central-Onshore-Oil & Gas [Member]
Total	[12]	200					100							300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Hela-Onshore-Oil & Gas [Member]
Total	[12]	154,400					100							154,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | Southern Highlands-Onshore-Oil & Gas [Member]
Total	[12]	9,200					300							9,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | Western-Onshore-Oil & Gas [Member]
Total	[12]	100					100							200
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - PNG [Member]
Total	[12]	184,800									440,200			624,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]
Total	[3]												5,900	5,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | Al Khawr wa adh Dhakhīrah-Offshore-Arabian Gulf-Gas [Member]
Total	[3]	132,400							1,280,700		$ 38,300			1,451,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Khon Kaen-Onshore-Gas [Member]
Total	[13]	9,900			3,500									13,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Phangnga-Offshore-Andaman Sea-Oil & Gas [Member]
Total	[13]						300							300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Mayaro-Rio Claro-Offshore-Atlantic Ocean-Oil & Gas [Member]
Total	[3]						1,500			800			$ 900	3,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Abū Z̧aby-Offshore-Persian Gulf-Oil [Member]
Total	[3]	4,960,300			1,754,800									6,715,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | Colorado-Onshore-Oil & Gas [Member]
Total	[3]				9,900									9,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | Louisiana-Offshore-Gulf of Mexico-Oil & Gas [Member]
Total	[3]				121,300		3,700							125,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | Louisiana-Onshore-Oil & Gas [Member]
Total	[3]				3,300									3,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Montana-Onshore-Oil & Gas [Member]
Total	[3]				7,700									7,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | New Mexico-Onshore-Oil & Gas [Member]
Total	[3]				750,100		6,100							756,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | North Dakota-Onshore-Oil & Gas [Member]
Total	[3]				68,500									68,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | Oklahoma-Onshore-Oil & Gas [Member]
Total	[3]				300									300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Texas-Offshore-Gulf of Mexico-Oil & Gas [Member]
Total	[3]				100		6,900							7,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | Texas-Onshore-Oil & Gas [Member]
Total	[3]				(300)									(300)
Exxon Mobil Corp (Dodd Frank Only) [Member] | Wyoming-Onshore-Oil & Gas [Member]
Total	[3]				86,400									86,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - US [Member]
Total	[3]	356,900												356,900
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member]
Total		1,676,700			332,700		6,600		3,242,100	1,700		2,100		5,262,000
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 15 [Member]
Total		108,087					310		2,174,966					2,283,362
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 17 [Member]
Total		245,102												245,102
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 30 [Member]
Total		397												397
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 32 [Member]
Total		54,828												54,828
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 5 [Member]
Total							111			218				329
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 10 [Member]
Total							63			$ 1,515				1,579
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Lower Saxony [Member]
Total		13,536												13,536
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Other Germany ⁴ [Member]
Total		122,517												122,517
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Canje [Member]
Total							145							145
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Stabroek [Member]
Total		1,100,431			330,673		5,699		$ 1,067,172			$ 2,121		2,506,095
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block PEL95 [Member]
Total							300							300
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Other Netherlands [Member]
Total		31,821			2,035									33,855
Imperial Oil Limited [Member]
Total		709,100			854,900		29,000							1,593,000
Imperial Oil Limited [Member] | COLD LAKE [Member]
Total			$ 35,430			$ 799,580		$ 9,410							$ 844,420
Imperial Oil Limited [Member] | KEARL [Member]
Total			46,860			397,800		21,110							465,770
Imperial Oil Limited [Member] | OTHER OIL SANDS [Member]
Total			904,580					4,120							908,700
Imperial Oil Limited [Member] | CONVENTIONAL AND OTHER [Member]
Total						210		5,830							6,040
Imperial Oil Limited [Member] | NORMAN WELLS [Member]
Total			5,520					10							5,530
ExxonMobil Canada Investments Company [Member]
Total		30,900			411,000		2,300							444,200
ExxonMobil Canada Investments Company [Member] | HIBERNIA [Member]
Total						160,290		1,630							161,920
ExxonMobil Canada Investments Company [Member] | HSE [Member]
Total						68,900									68,900
ExxonMobil Canada Investments Company [Member] | HEBRON [Member]
Total						344,740		1,330							346,070
ExxonMobil Canada Investments Company [Member] | CONVENTIONAL [Member]
Total			8,590			80		90							8,760
ExxonMobil Canada Investments Company [Member] | OFFSHORE ATLANTIC [Member]
Total								200							200
ExxonMobil Canada Investments Company [Member] | EXXONMOBIL CANADA INVESTMENT COMPANY [Member]
Total			$ 35,540												35,540
ExxonMobil Canada Properties [Member]
Total					$ 33,500		$ 2,500							36,000
ExxonMobil Canada Properties [Member] | HIBERNIA [Member]
Total						7,400									7,400
ExxonMobil Canada Properties [Member] | HSE [Member]
Total						2,750									2,750
ExxonMobil Canada Properties [Member] | HEBRON [Member]
Total						$ 35,650		$ 3,390							$ 39,040
Esso Exploration and Production UK Limited [Member]
Total		$ 17,800												$ 17,800
Esso Exploration and Production UK Limited [Member] | GB001 CENTRAL & NORTHERN NORTH SEA [Member]
Total | £				£ (120,500,695)												£ (120,500,695)
Esso Exploration and Production UK Limited [Member] | GB002 SOUTHERN NORTH SEA [Member]
Total | £				(573,157)												(573,157)
Esso Exploration and Production UK Limited [Member] | GB003 Esso Exploration and Production UK Limited [Member]
Total | £				£ 135,000,000												£ 135,000,000

[1]	Payments made in Argentine Peso
[2]	Payments made in Australian Dollar
[3]	Payments made in US Dollar
[4]	Payments made in Brazilian Real
[5]	Payments made in Egyptian Pound
[6]	Payments made in Central African Franc
[7]	Payments made in Euro
[8]	Payments made in Indonesian Rupiah and US Dollar
[9]	Payments made in Kazakhstani Tenge and US Dollar
[10]	Payments made in Malaysian Ringgit and US Dollar
[11]	Payments made in Nigerian Naira and US Dollar
[12]	Payments made in Papua New Guinean Kina and US Dollar
[13]	Payments made in Thai Baht and US Dollar